UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4018

Federated High Yield Trust
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(Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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(Name and address of agent for service)

Registrant's telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2006 - 6/30/2007


========================== FEDERATED HIGH YIELD TRUST ==========================

VIRGIN MEDIA INC.

Ticker:       VMED           Security ID:  92769L101
Meeting Date: MAY 16, 2007   Meeting Type: Annual
Record Date:  APR 10, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jeffrey D. Benjamin        For       For        Management
1.2   Elect Director David Elstein              For       For        Management
1.3   Elect Director Gordon McCallum            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Non-qualified Employee Stock      For       Against    Management
      Purchase Plan
========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                      Federated High Yield Trust

By (Signature and Title)            /s/ J. Christopher Donahue
                                    J. Christopher Donahue
                                    Principal Executive Officer and President


Date:  August 21, 2007